Other disclosures - Summary of transactions and balances with equity accounted units (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Other Disclosures [Line Items]
Dividends from equity accounted units	$ 418	$ 169
Investments in equity accounted units	4,512		$ 4,486
Investment in equity accounted units [member]
Other Disclosures [Line Items]
Purchases from equity accounted units	(551)	(569)
Sales to equity accounted units	310	134
Dividends from equity accounted units	418	169
Net funding of equity accounted units	(3)	$ (2)
Investments in equity accounted units	4,512		4,486
Loans to equity accounted units	37		39
Loans from equity accounted units	(25)		(31)
Trade and other receivables: amounts due from equity accounted units	315		299
Trade and other payables: amounts due to equity accounted units	$ (176)		$ (175)